Provisions	12 Months Ended
Dec. 31, 2025
Provisions
Provisions

15.  Provisions

Provisions comprise the following as of December 31:

	2025			2024
	Non- Current	Current	Total	Non- Current	Current	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Environmental provisions	185	711	896	163	1,448	1,611
Provisions for litigation in progress	178	3,162	3,340	19	2,184	2,203
Provisions for third-party liabilities	7,963	—	7,963	8,263	—	8,263
Provisions for Carbon dioxide emissions allowances	12,436	72,329	84,765	6,276	66,045	72,321
Provision for restructuring costs	—	1,535	1,535	—	5,735	5,735
Other provisions	9,725	9,571	19,296	9,663	7,720	17,383
Total	30,487	87,308	117,795	24,384	83,132	107,516

The changes in each respective subcategory of provisions in 2025 and 2024 were as follows:

		Provisions for	Provisions for	Provisions for	Provisions for
	Environmental	Litigation	Third	Carbon Dioxide Emissions	Restructuring	Other
	Provisions	in Progress	Party Liabilities	Allowances	Costs	Provisions	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Balance at January 1, 2024	2,083	7,913	10,596	90,471	15,243	16,421	142,727
Charges for the year	—	1,705	476	72,427	—	3,221	77,829
Provisions reversed with a credit to income	—	(2,803)	—	—	(4,422)	(1,359)	(8,584)
Amounts used	(328)	(6,644)	(247)	(84,621)	(4,248)	(314)	(96,402)
Remeasurement through other comprehensive income (loss)	—	—	(1,942)	—	—	—	(1,942)
Exchange differences and others	(144)	2,032	(620)	(5,956)	(838)	(586)	(6,112)
Balance at December 31, 2024	1,611	2,203	8,263	72,321	5,735	17,383	107,516
Charges for the year	—	2,887	365	77,518	—	3,702	84,472
Provisions reversed with a credit to income	(533)	(318)	—	—	(1,307)	(2,881)	(5,039)
Amounts used	(339)	(1,874)	(396)	(74,052)	(3,627)	(222)	(80,510)
Remeasurement through other comprehensive income (loss)	—	—	(1,346)	—	—	—	(1,346)
Exchange differences and others	157	442	1,077	8,978	734	1,314	12,702
Balance at December 31, 2025	896	3,340	7,963	84,765	1,535	19,296	117,795

Environmental provisions

Environmental provisions related to $185 thousand of non-current environmental rehabilitation obligations as of December 31, 2025 (2024: $163 thousand) and $711 thousand of current environmental rehabilitation obligations as of December 31, 2025 (2024: $1,448 thousand). A majority of these provisions relate to residues disposal, such as the remediation costs required to comply with government regulations.

Provisions for litigation in progress

The timing and amounts of potential liabilities arising from such exposures is uncertain. The provision reflects the Company’s best estimate of the expenditure required to meet resulting obligations.

Certain employees of Ferroglobe France (formerly FerroPem, SAS and then known as Pechiney Electrometallurgie, S.A), may have been exposed to asbestos at its plants in France in the decades prior to our acquisition. The Company has recognized a provision of $568 thousand as of December 31, 2025 as part of the current portion of Provisions for litigation (2024: $587 thousand). See Note 26 for further information.

In 2022, Ferroglobe France sent dismissal letters to several employees of Château-Feuillet. Since then, numerous claims were received from the affected individuals challenging the terminations and seeking substantial financial compensation. The Company paid $2,675 thousand to settle all claims as of December 31, 2024  and an amount of $2,566 thousand was reversed due to the excess provision initially recorded.

Provisions for third-party liabilities

Provisions for third-party liability presented as non-current obligations of $7,963 thousand relate to healthcare costs for retired employees (2024: $8,263 thousand) in the Company’s subsidiary, Ferroglobe France.

Provisions for carbon dioxide emissions allowances

As of December 31, 2025, the provision for carbon dioxide emission allowances amounting to $84,765 thousand (2024: $72,321 thousand) corresponds to the obligation to deliver the carbon dioxide allowances at the end of the compliance period.

Provisions for restructuring costs

As of December 31, 2025, the restructuring provision relates to the restructuring process initiated in 2022 in Château-Feuillet facility in France amounting to $1,535 thousand (2024: $5,735 thousand). During 2025, the Company paid $3,640 thousand and reversed $1,312 thousand of excess provision initially recorded in 2024.

Other provisions

Included in other provisions are current obligations arising from past actions that involve a probable outflow of resources that can be reliably estimated. Other provisions include taxes of $7,508 thousand (2024: $5,848 thousand) and $9,280 thousand related to the accrued estimated costs of reclaiming the land after it has been mined for gravel or coal (2024: $9,099 thousand).